UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 9 months ended Sep. 30, 2017 - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated Other Comprehensive Income (Loss)	Accumulated deficit	Total
Balance at Dec. 31, 2016	¥ 260	¥ 4,036,959	¥ (192,080)	¥ (858,665)	¥ 2,986,474
Balance (in shares) at Dec. 31, 2016	760,009,043				760,009,043
Changes in shareholders deficit
Loss for the period				(210,357)	¥ (210,357)
Other comprehensive income			1,717		1,717
Comprehensive loss			1,717	(210,357)	(208,640)
Share-based compensation		41,394			41,394
Shares surrendered (in shares)	(121)
Shares issued to depository bank	¥ 7	(7)
Shares issued to depository bank (in shares)	20,000,000
Exercise of share options		1,975			¥ 1,975
Exercise of share options (in shares)	376,984				376,984
Vesting of restricted shares (in shares)	1,621,120
Settlement of liability-classified restricted shares award		2,913			¥ 2,913
Settlement of liability-classified restricted shares award (in shares)	396,800
Settlement of share options and restricted share units with shares held by depository bank (in shares)	(2,394,904)
Balance at Sep. 30, 2017	¥ 267	¥ 4,083,234	¥ (190,363)	¥ (1,069,022)	¥ 2,824,116
Balance (in shares) at Sep. 30, 2017	780,008,922				780,008,922